LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	$ 4,798
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	3,658	$ 4,566
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	4,186	4,738
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs		6,165
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long term Prepayments, Deposits and Other Assets [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 389	$ 440